Investments in associates and joint venture	12 Months Ended
Dec. 31, 2020
Investments in associates and joint venture
Investments in associates and joint venture

10.   Investments in associates and joint venture

(a)This caption is made up as follows:

	Share in equity
	2020	2019	2020	2019
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,209,126	1,155,359
Minera Yanacocha S.R.L.	43.65	43.65	157,835	230,000
Compañía Minera Coimolache S.A.	40.10	40.10	104,833	98,426
Tinka Resources Ltd.	19.30	—	12,862	—
			1,484,656	1,483,785
Joint venture (d)			2,254	2,627
Other minor investments			1,865	1,835
			1,488,775	1,488,247

(b)The table below presents the net share in profit (loss) of investments:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	53,767	76,451	23,444
Compañía Minera Coimolache S.A.	10,055	12,883	10,994
Minera Yanacocha S.R.L.	(72,219)	(41,580)	(35,582)
Tinka Resources Ltd.	(868)	—	—
	(9,265)	47,754	(1,144)
Joint venture	(252)	(44)	—
	(9,517)	47,710	(1,144)

Investments held by the Group in its associates Minera Yanacocha S.R.L. (through its subsidiary Compañía Minera Condesa S.A.) and Sociedad Minera Cerro Verde S.A.A., represent the most significant investments of the Group. Its operations are strategic to the Group’s activities and participation in their results has been significant in relation to profits (losses) of the Group in the years 2020, 2019 and 2018. The following relevant information on these investments is as follows:

Investment in Minera Yanacocha S.R.L.-

The Group, through its subsidiary Compañía Minera Condesa S.A., has an interest of 43.65 percent of Minera Yanacocha S.R.L. (hereinafter “Yanacocha”). Yanacocha is engaged in gold production and exploration and development of gold and copper in their own concessions or owned by S.M.R.L. Chaupiloma Dos de Cajamarca (subsidiary of the Group), with which signed a contract of use of mineral rights.

The Quecher Main project of Yanacocha, an oxide deposit, which is a new open pit within the existing footprint of Yanacocha which began operating in October 2019. This project will add oxide production at Yanacocha and will extend the life of the Yanacocha operation to 2027. During 2020, the ounce production of the project was 55,413 ounces.

In addition, Yanacocha owns the Conga project which consists in two deposits of gold and porphyry of copper located at northeast of Yanacocha operating area in the provinces of Celendín, Cajamarca and Hualgayoc (Peru).

Because of local communities and political protests for potential water impacts of the project development activities and construction, the projects are suspended since November 2011. To date, Yanacocha’ s management has been making only water support activities recommended by independent experts, mainly the construction of water reservoirs, before carrying out any development project.

In December 2017, Yanacocha acquired 63.92 million of shares (share of 5%) held by International Finance Corporation (IFC) in Yanacocha, for an amount of US$47.9 million. In June 2018, Sumitomo Corporation (Sumitomo) paid US$48 million for the five percent stake in the ownership interest in Yanacocha for the proportion held prior to the repurchase of the IFC’s ownership stake in December. As a result of that acquisition, the Company recognized a lower value with respect to Yanacocha’s equity participation.

In February 2020, the Supreme Court resolution was published, whereby Yanacocha received notification of an unfavorable result in the Tax Dispute related to the amortization of contractual rights (see note 29(d)) for which Yanacocha recorded a liability in term of tax payable for US$8.1 million and recorded interests and penalties for US$21.0 million in its financial statements as of December 31, 2019. The potential outstanding liability in this matter amounts to US$61 million. During 2020, Yanacocha registered an amount of US$2.1 million related to workers participation related to this resolution. Yanacocha´s Management concluded that is not possible to fully predict the outcome of this litigation.

The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2020	2019
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,099,590	1,060,455
Non-current assets	1,213,848	1,251,617
Current liabilities	(282,986)	(190,577)
Non-current liabilities	(1,706,066)	(1,631,783)

Shareholders' equity, net	324,386	489,712

Groups’ interest	141,594	213,759
Goodwill	16,241	16,241

	157,835	230,000

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Sales of goods	620,162	739,302	680,618
Other comprehensive profit (loss):	123	1,246	(91)
Net loss from continued operations	(165,449)	(95,257)	(81,517)

Share in results	(72,219)	(41,580)	(35,582)

During the years 2020, 2019 and 2018, the Yanacocha´s Management evaluated and concluded that there are no indicators of impairment of its long-lived assets; in addition, the Group’s management determined that there was no objective evidence that its investment in Yanacocha is impaired as of December 31, 2020 and 2019.

Investment in Sociedad Minera Cerro Verde S.A.A. (Cerro Verde) -

Cerro Verde is engaged in the extraction, production and marketing of cathodes and copper concentrate from its mining unit that is located in Uchumayo, Arequipa, Peru.

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2020	2019
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,754,888	1,614,928
Non-current assets	6,012,571	6,194,496
Current liabilities	(450,680)	(420,786)
Non-current liabilities	(1,681,451)	(2,029,315)

Shareholders' equity, net	5,635,328	5,359,323

Group’s interest	1,101,363	1,047,596
Goodwill	107,763	107,763

	1,209,126	1,155,359

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Sales of goods	2,538,593	2,896,894	3,061,930

Profit for the year	274,544	390,377	119,710

Share in results	53,767	76,451	23,444

The Group's management determined that there was no objective evidence that its investment in Cerro Verde is impaired as of December 31, 2020 and 2019.

Market capitalization:

As of December 31, 2020 and 2019, total market capitalization of shares maintained by the Group in Cerro Verde was US$1,434 million and US$1,323 million, respectively (market capitalization value by each share of US$20.92 and US$19.30, respectively).

Investment in Compañía Minera Coimolache S.A. (Coimolache) -

Coimolache is involved in the production and the sales of gold and silver from its open-pit mining unit located in Cajamarca, Peru.

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2020	2019
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	205,893	145,692
Non-current assets	213,073	234,223
Current liabilities	(45,589)	(34,028)
Non-current liabilities	(104,873)	(91,069)

Shareholders' equity, net	268,504	254,818

Adjustments to conform to the accounting policies of the Group	(7,037)	(9,330)

Equity, adjusted	261,467	245,488

Group’s interest	104,833	98,426

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	203,163	241,173	225,447

Net income from continued operations	22,786	28,459	25,584
Adjustments to conform to the accounting policies	2,293	3,674	1,837

Net income, adjusted	25,079	32,133	27,421

Share in results	10,055	12,883	10,994

The Group's management determined that there was no objective evidence that its investment in Coimolache is impaired as of December 31, 2020 and 2019.

(c)In January 2020, Buenaventura acquired 19.30 per cent of common shares on a non-diluted basis from Tinka Resources Ltd. (hereinafter "Tinka"), through private placement financing, which represented 65,843,620 common shares of Tinka at a price of C$0.243 per common share, for gross proceeds to Tinka of C$16 million (equivalent to US$13.4 million). The Common Shares issued under the Buenaventura Subscription have a twenty-four-month equity lock-up expiring on January 14, 2022 as well as certain customary standstill provisions. The Common Shares issued pursuant to the Private Placement were subject to a four-month hold period pursuant to Canadian securities laws that expired on May 14, 2020.

Assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities of Tinka as at the date of acquisition were as follows:

On acquisition
US$(000)
Current assets	16,548
Non-current assets	53,769
Current liabilities	(612)
Total identifiable net assets at fair value	69,705
Consideration transferred	13,453

Investment in Tinka Resources Ltd. (Tinka) -

Tinka is a Canadian junior exploration and development mining company with its flagship property being the project of Ayawilca. Ayawilca is carbonate replacement deposit (CRD) in the zinc-lead-silver belt of central Peru, in Cerro de Pasco, 200 kilometers northeast of Lima. Tinka is listed on the Lima and Canada Stocks Exchanges.

The table below presents the key financial data from the financial statements of Tinka under IFRS:

2020
US$(000)
Statements of financial position as of December 31:
Current assets	14,075
Non-current assets	50,464
Current liabilities	(876)

Shareholders’ equity, net	63,663

Adjustments to conform to the accounting policies of the Group	2,982

Shareholders’ equity, net, adjusted	66,645

Group’s interest	12,862

2020
US$(000)
Statements of profit or loss for the years ended December 31:
Sales of goods	—

Net loss from continued operations	(2,311)
Adjustments to conform to the accounting policies	(2,189)

Net loss, adjusted	(4,500)

Share in results	(868)

The Group’s management determined that there was no objective evidence that its investment in Tinka is impaired as of December 31, 2020 and 2019.

Market capitalization:

As of December 31, 2020, total market capitalization of shares maintained by the Group was US$11.9 million (market capitalization value by each share of US$0.18).

(d)The Group, through its subsidiary El Brocal, has an interest of 8 percent in Transportadora Callao S.A., a joint venture which objective was the construction of a fixed conveyor belt of minerals and deposits in the Port of Callao. On May 2014, Transportadora Callao started operations and currently its main activity is the operation of that terminal.

The table below presents the key financial data from the joint venture under IFRS:

	2020	2019
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	12,946	11,090
Non-current assets	93,847	100,106
Liabilities	87,005	88,608
Shareholders' equity, reported	19,788	22,588
Group interests	2,254	2,627

Statements of profit or loss for the years ended December 31:
Revenue	20,571	24,521
Interest income	—	101
Interest expense	(5,252)	(5,694)
Income tax expense or income	311	186
Net loss from continued operations	(2,800)	(665)
Share in results	(252)	(44)